Trading derivatives (assets and liabilities) and Short positions - Short positions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial liabilities held for trading	$ 239,725	$ 266,828
Short positions
Financial instruments
Financial liabilities held for trading	68,443	61,138
Short positions - Securities loans
Financial instruments
Financial liabilities held for trading	21,132	20,375
Short positions, Securities loans - Debt instruments
Financial instruments
Financial liabilities held for trading	21,050	20,246
Short positions, Securities loans - Equity instruments
Financial instruments
Financial liabilities held for trading	82	129
Short positions, Short sales - Debt instruments
Financial instruments
Financial liabilities held for trading	47,311	40,763
Financial liabilities held for trading arising from sale of financial assets acquired under reverse repurchase agreements	$ 46,233	$ 40,613